Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Provisions and other current liabilities
(USD millions)	2018	2017

Taxes other than income taxes	528	660

Restructuring provisions	507	153

Accrued expenses for goods and services received but not invoiced	970	977

Accruals for royalties	651	586

Accrued interests on financial debt	156	145

Provisions for deductions from revenue	5 262	4 672

Accruals for compensation and benefits including social security	2 527	2 327

Environmental remediation liabilities	58	55

Deferred income	236	305

Provisions for product liabilities, governmental investigations and other legal matters [1]	126	121

Accrued share-based payments	273	261

Contingent considerations [2]	33	44

Commitment for repurchase of own shares [3]	284

Other payables	673	897

Total provisions and other current liabilities	12 284	11 203

[1] Note 19 provides additional disclosures related to legal provisions.
[2] Note 28 provides additional disclosures related to contingent considerations.
[3] Note 17 provides additional disclosures related to commitment for repurchase of own shares.

Provisions for reduction of revenue
				Income statement charge

(USD millions)	Revenue deductions provisions at January 1	Effect of currency translation and business combinations	Payments/ utilizations	Adjustments of prior years	Current year	Change in provisions offset against gross trade receivables	Revenue deductions provisions at December 31

2018
US-specific healthcare plans and program rebates	1 590		– 4 158	– 90	4 541		1 883

Non-US-specific healthcare plans and program rebates	1 356	– 78	– 2 182	83	2 555	– 109	1 625

Non-healthcare plans and program-related rebates, returns and other deductions	1 726	– 51	– 12 227	– 91	11 956	441	1 754

Total 2018	4 672	– 129	– 18 567	– 98	19 052	332	5 262

2017
US-specific healthcare plans and program rebates	1 461		– 3 684	– 62	3 875		1 590

Non-US-specific healthcare plans and program rebates	1 020	131	– 1 954	80	2 186	– 107	1 356

Non-healthcare plans and program-related rebates, returns and other deductions	1 702	65	– 11 814	– 127	12 045	– 145	1 726

Total 2017	4 183	196	– 17 452	– 109	18 106	– 252	4 672

2016
US-specific healthcare plans and program rebates	1 165		– 3 203	7	3 492		1 461

Non-US-specific healthcare plans and program rebates	1 024	– 31	– 1 844	– 26	1 883	14	1 020

Non-healthcare plans and program-related rebates, returns and other deductions	1 601	– 19	– 11 142	– 117	11 383	– 4	1 702

Total 2016	3 790	– 50	– 16 189	– 136	16 758	10	4 183

Restructuring provisions movements
(USD millions)	2018	2017	2016

January 1	153	222	260

Additions	534	194	343

Cash payments	– 145	– 200	– 260

Releases	– 33	– 64	– 66

Transfers		– 7	– 76

Currency translation effects	– 2	8	21

December 31	507	153	222